SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF DISAGGREGATED REVENUE

	Three Months Ended June 30,
	2025	2024
Revenues:
Golf Simulators(1)	$3,210,559	$1,842,725
Content Software Subscriptions	341,443	2,029,996
Franchise Revenue	-	-
Other(2)	758,862	442
Total net revenue	$4,310,864	$3,873,163

(1)	Includes items such as hardware and proprietary perpetual licenses
(2)	Includes items such as shipping income and installation income

	Six Months Ended June 30,
	2025	2024
Revenues:
Golf Simulators(1)	$6,798,471	$4,567,383
Content Software Subscriptions	1,501,148	4,280,695
Franchise Revenue	75,000	-
Other(2)	1,325,475	37,107
Total net revenue	$9,700,094	$8,885,185

(1)	Includes items such as hardware and proprietary perpetual licenses
(2)	Includes items such as shipping income and installation income

	Year Ended December 31,
	2024	2023
Revenues:
Golf Simulators(1)	$13,708,760	$11,969,498
Content Software Subscriptions	7,852,699	8,493,368
Other(2)	297,405	120,985
Total net revenue	$21,858,864	$20,583,851

(1)	Includes items such as simulator hardware and proprietary perpetual licenses.
(2)	Includes items such as shipping and installation revenue.

SCHEDULE OF ESTIMATED USEFUL LIVES
Category	Estimated Useful Life
Computer equipment and software	3 - 10 years
Furniture and fixtures	3 - 15 years
Vehicles	5 years
Equipment	5 - 10 years

SCHEDULE OF FAIR VALUE OF FINANCIAL INSTRUMENTS

	Fair Value	Level 1	Level 2	Level 3
Fair Value at December 31, 2022	$-	$-	$-	$-
Money market funds	55,216	55,216	-	-
Corporate fixed income securities	452,682	-	452,682	-
U.S. treasury securities	2,026,271	-	2,026,271	-
Fair value at December 31, 2023	$2,534,169	$55,216	$2,478,953	$-
Money market funds	(45,102)	(45,102)	-	-
Corporate fixed income securities	(452,682)	-	(452,682)	-
U.S. treasury securities	(2,026,271)	-	(2,026,271)	-
Derivative liability(1)	-	-	-	-
Fair value at December 31, 2024	$10,114	$10,114	$-	$-

(1)	During the year ended December 31, 2024, the Company recorded a derivative liability related to the PIPE Warrants of $142,319. During the year ended December 31, 2024, the Company recorded a gain on fair value remeasurement of $142,319. See Note 17 – Stockholders’ Deficit for additional details.

SCHEDULE OF LOSS PER SHARE

The following table sets forth the computations of loss per share:

	Year Ended December 31,
	2024	2023
Numerators:
Net loss	$(8,795,419)	$(10,283,109)
Denominator:
Weighted-average common shares Series A outstanding, basic and diluted	232,695	240
Net loss per common share Series A, basic and diluted	$(37.80)	$(42,867.72)

SCHEDULE OF POTENTIAL DILUTIVE SHARES

The following potentially dilutive securities have been excluded from the computation of diluted weighted average shares outstanding as they would be anti-dilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Options to purchase Common Stock	22,620	—	22,620	—
PIPE Convertible Notes(1)	51,088	134,000	51,088	134,000
Series A Preferred Shares	298,732	—	298,732	—
Common Stock - Series A Preferred Warrants	5,869	—	5,869	—
Common Stock - Series A Warrants	—	28,182	—	28,182
Common Stock - Series B warrants	—	31,000	—	31,000
Earnout shares	90,000	90,000	90,000	90,000
Underwriter warrants	12,650	12,650	12,650	12,650
Totals	480,959	295,832	480,959	295,832

(1)	Does not include shares for interest or make-whole amounts as the number of shares is undeterminable since the calculation is based on variable floating factors.

The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was anti-dilutive due to the Company’s net loss position even though the exercise price could be less than the average market price of the common shares:

Stock Options	22,620
PIPE Convertible Notes(1)	18,574
Common Stock - Series A warrants	28,182
Common stock - Series B warrants	31,000
Earnout shares - Earned in three Tranches over three years (assumes achievement of revenue and VWAP targets)	90,000
Underwriter warrants to I-Bankers convertible at $12.00/common share	12,650
Total dilutive	203,026

(1)	Does not include shares for interest or make-whole amounts as the number of shares is undeterminable since the calculation is based on variable floating factors